CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (STATEMENTS OF CHANGES OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Equity
Balance	$ (10,253,238)	$ 19,335,233	$ 40,012,946
Balance (in shares)	102,121,144
Restricted shares
Restricted shares (in shares)	620,833	560,400
Share-based compensation	$ 183,814	$ 570,681	$ 842,290
Foreign currency transaction adjustment	(2,705,401)	(328,367)	2,536,356
Net loss	(25,323,660)	(31,465,947)	(24,056,359)
Balance	$ (27,867,481)	$ (10,253,238)	$ 19,335,233
Balance (in shares)	102,741,977	102,121,144
Common shares [Member]
Increase (Decrease) in Equity
Balance	$ 10,212	$ 10,156	$ 10,137
Balance (in shares)	102,121,144	101,560,744	101,366,544
Restricted shares	$ 62	$ 56	$ 19
Restricted shares (in shares)	620,833	560,400	194,200
Share-based compensation
Foreign currency transaction adjustment
Net loss
Balance	$ 10,274	$ 10,212	$ 10,156
Balance (in shares)	102,741,977	102,121,144	101,560,744
Additional paid-in capital [Member]
Increase (Decrease) in Equity
Balance	$ 344,083,552	$ 343,512,927	$ 342,670,656
Balance (in shares)
Restricted shares	(62)	$ (56)	(19)
Restricted shares (in shares)
Share-based compensation	183,814	$ 570,681	842,290
Foreign currency transaction adjustment
Net loss
Balance	350,769,364	344,083,552	$ 343,512,927
Balance (in shares)
Accumulated deficit [Member]
Increase (Decrease) in Equity
Balance	(395,183,492)	(364,106,277)	$ (340,138,407)
Restricted shares
Restricted shares (in shares)
Share-based compensation
Foreign currency transaction adjustment
Net loss	(23,400,346)	(31,077,215)	(23,967,870)
Balance	$ (418,583,838)	(395,183,492)	(364,106,277)
Balance (in shares)
Accumulated other comprehensive income [Member]
Increase (Decrease) in Equity
Balance	$ 39,579,661	39,908,028	37,371,672
Restricted shares
Restricted shares (in shares)
Share-based compensation
Foreign currency transaction adjustment	(2,705,401)	(328,367)	2,536,356
Net loss
Balance	$ 36,874,260	39,579,661	39,908,028
Balance (in shares)
Non-controlling interest [Member]
Increase (Decrease) in Equity
Balance	$ 1,256,829	10,399	98,888
Restricted shares
Restricted shares (in shares)
Share-based compensation
Foreign currency transaction adjustment
Net loss	(1,923,314)	(388,732)	(88,489)
Balance	$ 3,062,459	1,256,829	10,399
Balance (in shares)
Total Vision China Media Inc. shareholders equity [Member]
Increase (Decrease) in Equity
Balance	$ (11,510,067)	$ 19,324,834	39,914,058
Balance (in shares)
Restricted shares
Restricted shares (in shares)
Share-based compensation	183,814	$ 570,681	$ 842,290
Foreign currency transaction adjustment	(2,705,401)	(328,367)	2,536,356
Net loss	(23,400,346)	(31,077,215)	(23,967,870)
Balance	(30,929,940)	(11,510,067)	$ 19,324,834
Balance (in shares)
Parent Company [Member]
Increase (Decrease) in Equity
Balance	$ (11,510,067)	$ 19,324,834	$ 39,914,058
Balance (in shares)	102,121,144	101,560,744	101,366,544
Restricted shares
Restricted shares (in shares)
Share-based compensation	$ 183,814	$ 570,681	$ 842,290
Changes in ownership interests in a subsidiary without change of control	6,502,060
Foreign currency transaction adjustment	(2,705,401)	(328,367)	2,536,356
Net loss	(23,400,346)	(31,077,215)	(23,967,870)
Balance	$ (30,929,940)	$ (11,510,067)	$ 19,324,834
Balance (in shares)	102,741,977	102,121,144	101,560,744
Parent Company [Member] | Common shares [Member]
Increase (Decrease) in Equity
Balance	$ 10,212	$ 10,156	$ 10,137
Balance (in shares)	102,121,144	101,560,744
Restricted shares	$ 62	$ 56	$ 19
Restricted shares (in shares)	620,833	560,400	194,200
Share-based compensation
Changes in ownership interests in a subsidiary without change of control
Foreign currency transaction adjustment
Net loss
Balance	$ 10,274	$ 10,212	$ 10,156
Balance (in shares)	102,741,977	102,121,144	101,560,744
Parent Company [Member] | Additional paid-in capital [Member]
Increase (Decrease) in Equity
Balance	$ 344,083,552	$ 343,512,927	$ 342,670,656
Balance (in shares)	102,121,144	101,560,744	101,366,544
Restricted shares	$ (62)	$ (56)	$ (19)
Restricted shares (in shares)
Share-based compensation	183,814	$ 570,681	$ 842,290
Changes in ownership interests in a subsidiary without change of control	6,502,060
Foreign currency transaction adjustment
Net loss
Balance	$ 350,769,364	$ 344,083,552	$ 343,512,927
Balance (in shares)	102,741,977	102,121,144	101,560,744
Parent Company [Member] | Accumulated deficit [Member]
Increase (Decrease) in Equity
Balance	$ (395,183,492)	$ (364,106,277)	$ (340,138,407)
Balance (in shares)	102,121,144	101,560,744	101,366,544
Restricted shares
Restricted shares (in shares)
Share-based compensation
Changes in ownership interests in a subsidiary without change of control
Foreign currency transaction adjustment
Net loss	(23,400,346)	(31,077,215)	(23,967,870)
Balance	$ (418,583,838)	$ (395,183,492)	$ (364,106,277)
Balance (in shares)	102,741,977	102,121,144	101,560,744
Parent Company [Member] | Accumulated other comprehensive income [Member]
Increase (Decrease) in Equity
Balance	$ 39,579,661	$ 39,908,028	$ 37,371,672
Balance (in shares)	102,121,144	101,560,744	101,366,544
Restricted shares
Restricted shares (in shares)
Share-based compensation
Changes in ownership interests in a subsidiary without change of control
Foreign currency transaction adjustment	(2,705,401)	(328,367)	2,536,356
Net loss
Balance	$ 36,874,260	$ 39,579,661	$ 39,908,028
Balance (in shares)	102,741,977	102,121,144	101,560,744